Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 78,020		¥ 97,694
Available-for-sale debt securities		2,526,416		2,607,637
Derivative assets, gross amounts recognized		154,513		64,170
Netting		(80,880)	[1]	(20,495)
Net derivative assets		¥ 73,633		¥ 43,675
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets		Assets
Other assets		¥ 1,163		¥ 2,586
Derivative liabilities, gross amounts recognized		118,061		56,038
Netting		(51,256)	[1]	(20,495)
Net derivative Liabilities		66,805		35,543
Policy liabilities and Policy Account Balances		138,027		136,257
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	78,020		97,694
Available-for-sale debt securities		2,526,416		2,607,637
Equity securities	[3],[4]	501,246		418,690
Derivative assets, gross amounts recognized		154,513		64,170
Netting	[5]	(80,880)		(20,495)
Net derivative assets		73,633		43,675
Other assets		1,163		2,586
Total financial assets		3,261,358		3,190,777
Derivative liabilities, gross amounts recognized		118,061		56,038
Netting	[5]	(51,256)		(20,495)
Net derivative Liabilities		66,805		35,543
Policy liabilities and Policy Account Balances		138,027		136,257
Accounts Payable		15,683		15,259
Contingent Consideration		15,683		15,259
Total financial liabilities		271,771		207,554
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		26,358		17,869
Derivative liabilities, gross amounts recognized		2,289		2,774
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		17,402		15,767
Derivative liabilities, gross amounts recognized		21,543		13,715
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		69,663		20,964
Derivative liabilities, gross amounts recognized		94,194		39,387
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		41,090		9,570
Derivative liabilities, gross amounts recognized		12		159
Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		23		3
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		1,163		2,586
Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	1,163		2,586
Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		138,027		136,257
Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	138,027		136,257
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		973,885		1,092,526
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	973,885		1,092,526
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		315,766		406,830
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		315,766		406,830
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		957,449		802,545
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	957,449		802,545
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		105,432		106,751
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		173,884		198,985
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		173,884		198,985
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		7,278		12,243
Net derivative assets	[10]
Net derivative Liabilities	[10]
Contingent Consideration		0		0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	0		0
Available-for-sale debt securities		7,278		12,243
Equity securities	[3],[4]	150,194		137,014
Derivative assets, gross amounts recognized		676		361
Other assets		0		0
Total financial assets		158,148		149,618
Derivative liabilities, gross amounts recognized		148		129
Policy liabilities and Policy Account Balances		0		0
Accounts Payable		0		0
Contingent Consideration		0		0
Total financial liabilities		148		129
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		16		0
Derivative liabilities, gross amounts recognized		16		0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		660		361
Derivative liabilities, gross amounts recognized		132		129
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0		0
Level 1 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	0		0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	2,150		7,510
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0		0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	5,128		4,733
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0		0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		2,243,137		2,377,740
Net derivative assets	[10]
Net derivative Liabilities	[10]
Contingent Consideration		0		0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	42,336		29,900
Available-for-sale debt securities		2,243,137		2,377,740
Equity securities	[3],[4]	120,456		119,466
Derivative assets, gross amounts recognized		145,850		54,992
Other assets		0		0
Total financial assets		2,551,779		2,582,098
Derivative liabilities, gross amounts recognized		117,356		55,257
Policy liabilities and Policy Account Balances		0		0
Accounts Payable		0		0
Contingent Consideration		0		0
Total financial liabilities		117,356		55,257
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		26,358		17,869
Derivative liabilities, gross amounts recognized		2,289		2,774
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		9,399		6,950
Derivative liabilities, gross amounts recognized		20,970		13,063
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		69,003		20,603
Derivative liabilities, gross amounts recognized		94,062		39,258
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		41,090		9,570
Derivative liabilities, gross amounts recognized		12		159
Level 2 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		23		3
Level 2 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0		0
Level 2 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	0		0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	971,735		1,085,016
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		305,184		395,952
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	834,130		793,560
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		105,432		99,669
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		26,656		3,543
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		276,001		217,654
Net derivative assets	[10]
Net derivative Liabilities	[10]
Contingent Consideration		15,683		15,259
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	35,684		67,794
Available-for-sale debt securities		276,001		217,654
Equity securities	[3],[4]	230,596		162,210
Derivative assets, gross amounts recognized		7,987		8,817
Other assets		1,163		2,586
Total financial assets		551,431		459,061
Derivative liabilities, gross amounts recognized		557		652
Policy liabilities and Policy Account Balances		138,027		136,257
Accounts Payable		15,683		15,259
Contingent Consideration		15,683		15,259
Total financial liabilities		154,267		152,168
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		7,987		8,817
Derivative liabilities, gross amounts recognized		557		652
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	1,163		2,586
Level 3 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	138,027		136,257
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	0		0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		10,582		10,878
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	118,191		4,252
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0		7,082
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 147,228		¥ 195,442

[1]	Represents amounts offset between derivative assets and liabilities with the same counterparty, as well as cash collateral offset against net derivatives under enforceable master netting agreements or similar agreements.
[2]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥428 million, a loss of ¥1,052 million and a loss of ¥4,142 million from the change in the fair value of the loans for fiscal 2024, 2025 and 2026, respectively. No gains or losses were recognized in earnings during fiscal 2024, 2025 and 2026 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2026, were ¥79,364 million and ¥78,020 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,344 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2026, were ¥9,858 million and ¥8,657 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,201 million.
[3]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥3,269 million, ¥1,954 million and ¥1,038 million from the change in the fair value of those investments for fiscal 2024, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥24,960 million and ¥24,845 million as of March 31, 2025 and 2026, respectively.
[4]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥118,666 million and ¥168,854 million as of March 31, 2025 and 2026, respectively.
[5]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[6]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,586 million and ¥1,163 million as of March 31, 2025 and 2026, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2024, 2025 and 2026, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥136,257 million and ¥138,027 million as of March 31, 2025 and 2026, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2024, 2025 and 2026, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥6 million and ¥59 million, a gain of ¥137 million from the change in the fair value of those investments for fiscal 2024, 2025 and 2026, respectively. The amount of aggregate fair value elected the fair value option were ¥5,379 million and ¥3,024 million as of March 31, 2025 and 2026, respectively.
[9]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥399 million, gains of ¥441 million and ¥362 million from the change in the fair value of those investments for fiscal 2024, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥10,679 million and ¥11,927 million as of March 31, 2025 and 2026, respectively.
[10]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”